Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments Payable Under Operating Leases

Future minimum lease payments payable under operating leases as at December 31 are as follows:-

	2016	2017
	$	$
No later than 1 year	12,549	30,384
Later than 1 year but no later than 5 years	25,614	86,726
More than 5 years	—	11,155